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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1324 4th Avenue, Suite 2144        Seattle, Washington               98101
--------------------------------------------------------------------------------
        (Address of principal executive offices)                    (Zip code)

                              Richard S. McCormick

McCormick Capital Management    1324 4th Avenue, Suite 2144   Seattle, WA  98101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                    ----------------------------

Date of fiscal year end:        September 30, 2009
                            --------------------------

Date of reporting period:       June 30, 2009
                            --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

                                    PORTFOLIO OF INVESTMENTS
                                     The Elite Income Fund
                                         June 30, 2009
                                          (unaudited)
==============================================================================================
             Bonds 89.1 %

 Par Value   U.S. Government/Agencies Notes and Bonds 19.6%   Maturity   Coupon   Market Value
----------   ----------------------------------------------   --------   ------   ------------
   $500,000  Fed Farm Credit                                  12/06/10   3.750%   $    520,195
    150,000  HUD (Housing Urban Development)                  08/01/11   4.440%        159,446
    650,000  Fannie Mae                                       04/20/12   1.875%        652,643
    181,000  Tenn Valley Authority                            05/23/12   6.790%        204,320
    250,000  Tenn Valley Authority                            08/01/13   4.750%        264,886
    200,000  U.S. Treasury Note                               10/31/13   2.750%        203,703
    200,000  U.S. Treasury Note                               01/15/15   1.625%        222,287
    194,544  Fannie Mae                                       03/01/22   5.000%        201,705
    325,000  U.S. Treasury Note                               08/15/23   6.250%        395,891
    300,000  Fannie Mae                                       10/25/32   5.500%        311,948
                                                                                  ------------
                Total U.S. Government/Agencies Notes and Bonds                       3,137,024
                                                                                  ------------

             Securitized /Asset Backed Bonds 7.9%
             ------------------------------------
    217,000  Peco Energy Transition Trust 2001 - A Class A1   12/31/10   6.520%        226,257
     55,406  Fannie Mae (545171)                              08/01/14   5.500%         58,467
     32,872  GNMA (552372)                                    02/15/17   6.000%         35,099
     36,985  GNMA (577742)                                    09/15/17   5.500%         39,087
    131,000  Freddie Mac (2962 YE)                            09/15/18   4.500%        137,438
    113,359  GNMA (605079)                                    03/15/19   4.000%        116,205
     87,443  Freddie Mac (FHR 1963 Z)                         01/15/27   7.500%         89,950
    165,429  Freddie Mac (FHR 2656 BD)                        04/15/28   5.000%        170,058
    114,799  Fannie Mae (633012)                              02/01/32   7.000%        125,768
    146,392  Fannie Mae (2002-93 A1)                          03/25/32   6.500%        154,597
    105,496  GNMA (G2SF POOL 3556)                            05/20/34   5.500%        108,869
                                                                                  ------------
                Total Securitized /Asset Backed Bonds                                1,261,795
                                                                                  ------------

             Corporate Bonds Industrial - Communications 5.9%
             ------------------------------------------------
    250,000  Cox Communication Inc.                           01/15/10   4.625%        251,185
    400,000  Rogers Wireless Inc.                             12/15/12   7.250%        429,790
    100,000  Tele-Communication Inc.                          08/01/13   7.875%        113,777
    150,000  GTE Corp.                                        04/15/18   6.840%        156,187
                                                                                  ------------
                Total Corporate Bonds Industrial - Communications                      950,939
                                                                                  ------------

             Corporate Bonds Industrial - Consumer Non-cyclical 8.8%
             -------------------------------------------------------
    100,000  Kroger Co.                                       02/01/10   8.050%        102,781
    400,000  Reynolds American Inc.                           06/15/11   3.519% (a)    374,106
    200,000  RJ Reynolds Tobacco Holdings                     06/01/12   7.250%        200,626
    150,000  Reynolds American Inc.                           06/01/12   7.250%        150,470
    100,000  Medco Health Solutions                           03/15/13   6.125%        103,105
    150,000  McKesson Corp.                                   02/15/14   6.500%        160,038
    200,000  Dr. Pepper Snapple                               05/01/18   6.820%        211,503
    100,000  McKesson Corp.                                   02/15/19   7.500%        112,615
                                                                                  ------------
                Total Corporate Bonds Industrial - Consumer Non-cyclical             1,415,244
                                                                                  ------------

             Corporate Bonds Industrial - Energy 2.9%
             ----------------------------------------
    250,000  Xcel Energy Inc.                                 12/01/10   7.000%        260,568
    100,000  Chesapeake Energy                                02/15/15   9.500%        100,750
    100,000  Petrobras International                          03/01/18   5.875%         98,291
                                                                                  ------------
                Total Corporate Bonds Industrial - Energy                              459,609
                                                                                  ------------

             Corporate Bonds Industrial - Transportation 2.0%
             ------------------------------------------------
    400,000  BNSF Funding Trust                               12/15/55   6.613% (b)    316,500
                                                                                  ------------

             Corporate Bonds Utilities - Electric 18.5%
             ------------------------------------------
    100,000  Entergy Louisiana LLC                            11/01/10   5.830%        100,199
    150,000  Nevada Power Co.                                 06/01/11   8.250%        159,797
    250,000  Hawaiian Electric Inds.                          08/15/11   6.141%        256,292
    350,000  Sierra Pacific Power Co.                         04/15/12   6.250%        363,265
    450,000  Oncor Electric                                   05/01/12   6.375%        474,854
    115,000  Centerpoint Energy Houston                       03/15/13   5.700%        116,676
    100,000  Central Illinoi Light                            12/15/13   8.875%        109,803
    120,000  AEP Texas Central Transition                     07/01/15   5.090%        124,819
    350,000  CMS Energy Corp.                                 07/01/17   6.550%        315,147
    200,000  Commonwealth Edison                              03/15/18   5.800%        203,103
    100,000  Centerpoint Energy Houston                       07/01/23   5.600%         89,170
    100,000  Northern St. Power - MN                          07/01/25   7.125%        116,398
    750,000  Puget Sound Energy Inc.                          06/01/67   6.974% (b)    532,500
                                                                                  ------------
                Total Corporate Bonds Utilities - Electric                           2,962,023
                                                                                  ------------
==============================================================================================

                                    PORTFOLIO OF INVESTMENTS
                                     The Elite Income Fund
                                         June 30, 2009
                                          (unaudited)
==============================================================================================

 Par Value   Corporate Bonds Utilities - Natural Gas 11.2%    Maturity   Coupon   Market Value
----------   ----------------------------------------------   --------   ------   ------------
  $ 400,000  Kaneb Pipe Line                                  06/01/13   5.875%      $ 372,772
    250,000  Energy Tranfer Partners Co                       07/01/13   6.000%        254,328
    250,000  Enterprise Products                              01/31/14   9.750%        287,377
    250,000  Energy Tranfer Partners Co                       02/01/15   5.950%        251,880
    300,000  TGT Pipeline LLC                                 06/01/18   5.200%        255,394
    460,000  Enterprise Products                              08/01/66   8.375% (b)    370,300
                                                                                  ------------
                Total Corporate Bonds Utilities - Natural Gas                        1,792,051
                                                                                  ------------

             Corporate Bonds Finance - Banking 4.9%
             --------------------------------------
    100,000  Citigroup Inc.                                   02/22/10   4.125%        100,025
    175,000  Wells Fargo Co                                   10/29/10   3.980%        178,311
    250,000  Wachovia Corp                                    08/01/13   5.700%        260,511
    100,000  Citigroup Inc.                                   11/21/17   6.125%         87,676
    300,000  Bank of America Corp                             12/18/28   2.848% (a)    159,017
                                                                                  ------------
                Total Corporate Bonds Finance - Banking                                785,540
                                                                                  ------------

             Corporate Bonds Finance - Misc. Finance 2.4%
             --------------------------------------------
    250,000  Private Export Funding Corp.                     01/15/10   7.200%        259,105
    124,000  General Electric Capital Corp                    02/01/11   3.251% (a)    120,047
                                                                                  ------------
                Total Corporate Bonds Finance - Misc. Finance                          379,152
                                                                                  ------------

             Corporate Bonds Finance - Insurance 1.8%
             ----------------------------------------
    100,000  C.N.A. Financial Corp.                           08/15/12   8.375%         91,601
    237,000  Chubb Corp                                       03/29/67   6.375% (b)    189,600
                                                                                  ------------
                Total Corporate Bonds Finance - Insurance                              281,201
                                                                                  ------------

             Corporate Bonds Finance - REIT's 3.2%
             -------------------------------------
    500,000  Trustreet Properties Inc.                        04/01/15   7.500%        513,437
                                                                                  ------------

             Total Value of Bonds
             (Cost $ 14,641,390)                                                    14,254,515
                                                                                  ------------

  Shares     Common Stock 7.7%
-----------  -----------------
      4,000  Abbott Labs                                                               188,160
     15,000  Altria Group Inc.                                                         245,850
     15,000  Bristol Myer Squibb Co                                                    304,650
     15,000  New York Community Bancorp  ('c)                                          160,350
      2,000  VF Corp                                                                   110,700
     20,000  XL Capital Ltd Cl A                                                       229,200
                                                                                  ------------
                Total Common Stock
                (Cost $ 1,084,590)                                                   1,238,910
                                                                                  ------------

             Short Term Investments 3.4%
             ---------------------------
    428,359  PNC Bank Money Mkt                                                        428,359
    110,000  Institutional Money Market Trust (d)                                      110,000
                                                                                  ------------
                Total Short Term Investments (Cost $ 538,359)                          538,359
                                                                                  ------------

             Total Investments (Cost $ 16,264,339)             100.2%               16,031,784
             Liabilities in excess of other assets              (0.2)%                 (24,060)
                                                           ----------             ------------
             NET ASSETS                                        100.0%             $ 16,007,724
                                                           ==========             ============

At June 30, 2009, unrealized depreciation of securities for Federal Income Tax purposes based on tax cost of $ 16,264,339 is:

             Gross unrealized appreciation                $    543,830
             Gross unrealized depreciation                    (776,389)
                                                          ------------
             Net unrealized depreciation                  $   (232,559)
                                                          ============

(a) Variable rate security; Interst rate shown is the rate in effect as of June 30, 2009.

(b) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at June 30, 2009. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c) All or a portion of this security was on loan at June 30, 2009. The value of securities on loan at June 30, 2009 was $ 106,900.

(d) This security was purchased with cash collateral received for securities on loan at June 30, 2009.

================================================================================

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                                 June 30, 2009
                                   (unaudited)
================================================================================

 Shares                                                            Market Value
----------                                                         ------------
             Common Stock 95.4%

             Basic Industries 4.4%
             ---------------------
   120,000   Arch Coal Inc.                                        $  1,844,400
                                                                   ------------
                Total Basic Industries                                1,844,400
                                                                   ------------

             Business Services 2.6%
             ----------------------
    40,000   NYSE Euronext, Inc.                                      1,090,000
                                                                   ------------
                Total Business Services                               1,090,000
                                                                   ------------

             Capital/Industrial Goods & Services 8.6%
             ----------------------------------------
    40,000   Cummins Inc. (a)                                         1,408,400
    30,000   Harris Corp                                                850,800
    25,000   United Technologies Corp                                 1,299,000
                                                                   ------------
                Total Capital/Industrial Goods
                   & Services                                         3,558,200
                                                                   ------------

             Consumer Goods & Services 13.6%
             -------------------------------
    60,000   Alaska Air Group Inc. (a)*                               1,095,600
    40,000   CVS Caremark Corp                                        1,274,800
    10,806   Gamestop Corp Cl A *                                       237,840
    40,000   Scotts Miracle Grow Co.                                  1,402,000
    30,000   VF Corp                                                  1,660,500
                                                                   ------------
                Total Consumer Goods & Services                       5,670,740
                                                                   ------------

             Energy 4.5%
             -----------
     8,000   Diamond Offshore Drilling Inc.                             664,400
    40,000   Noble Corp                                               1,210,000
                                                                   ------------
                Total Energy                                          1,874,400
                                                                   ------------

             Insurance 23.2%
             ---------------
   100,000   Hartford Finl. Service Grp. Inc. (a)                     1,187,000
   100,000   Lincoln National Corp (a)                                1,721,000
   100,000   Seabright Insurance Hldgs Inc. *                         1,013,000
   500,000   XL Capital Ltd Cl A (a)                                  5,730,000
                                                                   ------------
                Total Insurance                                       9,651,000
                                                                   ------------

             Banking 2.6%
             ------------
   100,000   New York Community Bancorp                               1,069,000
                                                                   ------------
                Total Banking                                         1,069,000
                                                                   ------------

             Pharmaceuticals 26.9%
             ---------------------
    40,000   Abbott Labortories Inc.                                  1,881,600
 2,650,000   Antigenics Inc. *                                        5,565,000
    80,000   Bristol Myers Squibb Co.                                 1,624,800
    30,000   Celgene Corp *                                           1,435,200
   100,000   Elan Corp. PLC ADR *                                       637,000
                                                                   ------------
                Total Pharmaceuticals                                11,143,600
                                                                   ------------

             Health Maintenance Organizations 9.0%
             -------------------------------------
    60,000   Aetna Inc.                                               1,503,000
    70,000   Humana Inc. (a) *                                        2,258,200
                                                                   ------------
                Total Health Maintenance Organizations                3,761,200
                                                                   ------------
                Total Value of Common Stock
                (Cost $ 35,671,076)                                $ 39,662,540
                                                                   ------------


 Shares                                                            Market Value
----------                                                         ------------

             Short-Term Investments 8.5%
             ---------------------------
 3,546,070   PNC Bank Money Market                                    3,546,070
                                                                   ------------
                Total Value Of Short-Term Investments
                   (Cost $ 3,546,070)                                 3,546,070
                                                                   ------------

                Total Investments in Securities
                (Cost $ 39,217,146)                       103.9%     43,208,610
                                                        -----------------------

             Call Options Written                         (1.8)%       (763,750)
                                                        -----------------------

             Liabilities in excess of
             other assets                                 (2.1)%       (877,341)
                                                        -----------------------

             Net Assets                                   100.0%   $ 41,567,519
                                                        =======================

             At June 30, 2009, unrealized appreciation of securities for Federal Income Tax purposes based on cost of $ 38,443,179 is as follows:

             Unrealized appreciation                               $  6,322,760
             Unrealized depreciation                                 (2,321,078)
                                                                   ------------
             Net unrealized appreciation                           $  4,001,682
                                                                   ============


             *     Non Income Producing

             (a) All or a portion of the security is pledged as collateral for options written


                        Schedule of Call Options Written
                         The Elite Growth & Income Fund
 Contracts                       June 30, 2009
----------   --------------------------------------------------
       300   Humana Inc. 07/18/09 $30                              $    (81,750)
       500   Lincoln National Corp 07/18/09 $16                         (80,000)
       400   Cummins Inc. 08/22/09 $34                                 (142,000)
     1,000   Harford Finanial Svc GP Inc. 09/19/09 $12.5               (137,500)
       600   Alaska Air Group Inc. 10/17/09 $17.5                      (165,000)
     1,000   XL Capital Ltd Cl A 01/16/10 $12.5                        (157,500)
                                                                   ------------
                Total Call Options Written
                (Premiums $773,967)                                $   (763,750)
                                                                   ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Elite Group of Mutual Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Richard S. McCormick
                              --------------------------------------------------
                                    Richard S. McCormick, President

Date          July 23, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Richard S. McCormick
                              --------------------------------------------------
                                    Richard S. McCormick, President

Date          July 23, 2009
         -------------------------

By (Signature and Title)*           /s/ John W. Meisenbach
                              --------------------------------------------------
                                    John W. Meisenbach, Treasurer

Date          July 23, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.